Investments and fair value measurements - Realized Gain (Loss) on Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized gains (losses):
Gains	$ 0	$ 0	$ 0
Losses	0	(13)	0
Net	$ 0	$ (13)	$ 0